INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Detailed Information about Intangible Assets

Intangible assets by class	Useful life (in years)
Trademarks	5 to Indefinite
Management contracts	11 to 16
Other	4 to 7
The following table presents the components of the partnership’s intangible assets as of December 31, 2025 and December 31, 2024:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Cost	$1,128	$958
Accumulated amortization	(68)	(59)
Balance, end of year	$1,060	$899
The following table presents a roll forward of the partnership’s intangible assets December 31, 2025 and December 31, 2024:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Balance, beginning of year	$899	$1,054
Acquisitions	16	16
Acquisition through business combinations(1)	83	—
Disposals	—	(1)
Amortization	(11)	(23)
Foreign currency translation and other	73	(15)
Reclassification of BSREP IV investments to assets held for sale(2)	—	(132)
Balance, end of year	$1,060	$899
(1)In the third quarter of 2025, the partnership acquired a European Hostels portfolio. See Note 3, Business Combinations, for more information.
(2)See Note 32, Related Parties for further information on the Reclassification of BSREP IV investments to assets held for sale.